Events occurring after the reporting period (Details Narrative) $ / shares in Units, $ in Millions			6 Months Ended
	Feb. 08, 2023 USD ($)	Feb. 06, 2023 $ / shares shares	Dec. 31, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Registered direct offering, value			$ 1,564,912
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Registered direct offering | shares		3,846,155
Registered direct offering		six hundred (600) ordinary shares
Share price | $ / shares		$ 1.30
Registered direct offering, value	$ 5